Cover Page	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-1
Registrant Name	INTERACTIVE STRENGTH INC.
Central Index Key	0001785056
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1432916
Entity Address, Address Line One	1005 Congress Avenue
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	885-0035
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Primary SIC Number	3600
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1005 Congress Avenue
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	885-0035
Contact Personnel Name	Trent A. Ward